Condensed Consolidated Statement of Loss of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1]	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue from collaboration agreements	€ 4,737	€ 18,755		€ 23,318	€ 49,024	[1]
Research and development expenses	(45,106)	(35,216)		(87,014)	(67,324)	[1]
General and administrative expenses	(12,780)	(10,128)		(24,847)	(21,770)	[1]
Other income	22	25		41	37	[1]
Operating result	(53,127)	(26,564)		(88,502)	(40,033)	[1]
Change in fair value of liabilities for warrants	133	(648)		1,730	395	[2]
Other financial income	4,421	9,665		10,685	20,580	[1]
Other financial expenses	(22,776)	(305)		(36,113)	(515)	[1]
Financial result	(18,222)	8,712		(23,698)	20,460	[1]
Loss before taxes	(71,349)	(17,852)		(112,200)	(19,573)	[1],[2]
Taxes on income	1,001	(140)		1,996	(660)	[1],[2]
Net profit/(loss)	€ (70,348)	€ (17,992)	[3]	€ (110,204)	€ (20,233)	[1],[2],[3]
Net loss per share:
Basic	€ (0.58)	€ (0.17)	[3]	€ (0.91)	€ (0.2)	[1],[3]
Diluted	€ (0.58)	€ (0.17)	[3]	€ (0.91)	€ (0.2)	[1],[3]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid
[3]	*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities